Debt - Schedule of long-term debt (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021
Debt
Long-term debt, current portion	¥ 705	$ 96	¥ 434
Long-term debt, non-current portion	1,583	218	1,303
Total	¥ 2,288	$ 314	¥ 1,737
Minimum
Debt
Long-term debt, annual interest rates	9.99%	9.99%	9.99%	9.99%
Long-term debt, term	3 years	3 years	3 years	3 years
Maximum
Debt
Long-term debt, annual interest rates	10.46%	10.46%	10.46%	10.46%
Long-term debt, term	4 years	4 years	4 years	4 years